Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Consumer Discretionary Portfolio
March 31, 2026
VCI-NPRT1-0526
1.814645.121
Common Stocks - 99.6%
	Shares	Value ($)
BRAZIL - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
MercadoLibre Inc (b)	1,073	1,855,238
CANADA - 2.2%
Consumer Discretionary - 2.2%
Hotels, Restaurants & Leisure - 1.1%
Restaurant Brands International Inc (a)	29,100	2,153,371
Specialty Retail - 1.1%
Aritzia Inc Subordinate Voting Shares (b)	27,525	2,246,163
TOTAL CANADA		4,399,534
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy Louis Vuitton SE	789	431,307
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (b)	11,534	392,386
UNITED STATES - 96.1%
Consumer Discretionary - 94.1%
Automobile Components - 2.0%
Aptiv PLC (b)	29,000	2,013,760
Dauch Corporation (a)(b)	156,770	929,646
LCI Industries (a)	9,800	1,205,204
		4,148,610
Automobiles - 17.2%
General Motors Co	47,410	3,532,045
Tesla Inc (b)	84,794	31,522,170
		35,054,215
Broadline Retail - 25.8%
Amazon.com Inc (b)	244,217	50,863,075
Etsy Inc (b)	19,360	967,613
Ollie's Bargain Outlet Holdings Inc (b)	9,830	904,753
		52,735,441
Hotels, Restaurants & Leisure - 15.9%
Aramark	23,615	957,352
Booking Holdings Inc	822	3,460,883
Carnival Corp	98,950	2,560,826
Chipotle Mexican Grill Inc (b)	59,390	1,901,074
Churchill Downs Inc	17,178	1,543,100
Domino's Pizza Inc	8,751	3,139,771
Hilton Worldwide Holdings Inc	19,830	6,029,906
Marriott International Inc/MD Class A1	4,919	1,608,857
McDonald's Corp	21,738	6,755,954
Red Rock Resorts Inc Class A	19,020	1,014,907
Royal Caribbean Cruises Ltd	4,410	1,213,544
Starbucks Corp	14,580	1,306,222
Wyndham Hotels & Resorts Inc	12,970	1,053,553
		32,545,949
Household Durables - 5.4%
Cavco Industries Inc (b)	2,830	1,370,541
Meritage Homes Corp	14,800	915,232
PulteGroup Inc	21,415	2,518,618
Somnigroup International Inc (a)	61,733	4,563,303
TopBuild Corp (b)	4,480	1,573,824
		10,941,518
Specialty Retail - 23.5%
Academy Sports & Outdoors Inc (a)	54,090	3,053,381
Bath & Body Works Inc	26,800	500,355
Bob's Discount Furniture Inc	14,800	173,899
Dick's Sporting Goods Inc (a)	19,403	3,847,421
Floor & Decor Holdings Inc Class A (a)(b)	49,901	2,534,971
Gap Inc/The	32,990	798,358
Group 1 Automotive Inc	3,610	1,193,574
Home Depot Inc/The	26,261	8,636,980
Lithia Motors Inc (a)	6,230	1,555,756
Lowe's Cos Inc	37,328	8,819,860
O'Reilly Automotive Inc (b)	5,605	517,397
RH (a)(b)	6,200	866,884
Ross Stores Inc	22,230	4,815,685
Sally Beauty Holdings Inc (b)	57,703	799,187
TJX Cos Inc/The	44,618	7,125,495
Wayfair Inc Class A (b)	11,066	832,274
Williams-Sonoma Inc	10,690	1,949,108
		48,020,585
Textiles, Apparel & Luxury Goods - 4.3%
Capri Holdings Ltd (b)	31,550	555,911
Deckers Outdoor Corp (b)	15,814	1,582,823
NIKE Inc Class B	52,936	2,796,080
PVH Corp	17,165	1,197,430
Tapestry Inc	18,619	2,627,327
		8,759,571
TOTAL CONSUMER DISCRETIONARY		192,205,889
Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 1.4%
Dollar Tree Inc (b)	23,469	2,570,090
Performance Food Group Co (b)	4,171	357,288
TOTAL CONSUMER STAPLES		2,927,378
Materials - 0.6%
Construction Materials - 0.6%
James Hardie Industries PLC depository receipt (b)	72,227	1,331,921
TOTAL UNITED STATES		196,465,188
TOTAL COMMON STOCKS (Cost $94,340,838)		203,543,653

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (c)(d) (Cost $7,360,478)	3.69	7,359,742	7,360,478

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $101,701,316)	210,904,131
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(6,559,233)
NET ASSETS - 100.0%	204,344,898

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)	Investment made with cash collateral received from securities on loan.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

At period end, the value of non-cash collateral for securities on loan amounted to $3,773,307.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	236,261	7,311,576	7,547,837	5,046	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	4,854,078	18,879,545	16,373,145	2,108	(32)	32	7,360,478	7,359,742	0.0%
Total	5,090,339	26,191,121	23,920,982	7,154	(32)	32	7,360,478

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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